Leases (Tables)	12 Months Ended
Dec. 31, 2018
Presentation of leases for lessee [abstract]
Disclosure of maturity analysis of operating lease payments [table text block]
	Operating leases
(in USD million)	Rigs	Vessels	Land and buildings	Storage	Other	Total

2019	998	662	143	83	113	2,001
2020	523	599	141	60	84	1,406
2021	349	534	140	41	50	1,114
2022	372	384	136	40	28	960
2023	280	316	198	25	13	832
2024-2028	75	789	544	68	50	1,527
2029-2033	-	131	223	6	17	376
Thereafter	-	-	32	-	7	39

Total future minimum lease payments	2,597	3,414	1,558	322	363	8,253